Taxes - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
Disclosure of income tax
Applicable tax rate	23.91%	24.41%
Unused tax losses for which no deferred tax asset recognised	$ 2,400,000	$ 2,900,000
Deductible temporary differences, unused tax losses and unused tax credits expired	172,300	29,400
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	1,100,000	1,300,000
Windfall taxes		(9,074)
Income tax expense relating to Pillar Two		6,500
Vermilion's Canada Segment
Disclosure of income tax
Deductible temporary differences, unused tax losses and unused tax credits expired	$ 1,100,000	$ 1,300,000
France
Disclosure of income tax
Applicable tax rate		25.80%	25.80%
Netherlands
Disclosure of income tax
Applicable tax rate		50.00%	50.00%
Germany
Disclosure of income tax
Applicable tax rate		31.20%	31.10%
Ireland
Disclosure of income tax
Applicable tax rate		25.00%	25.00%
Croatia
Disclosure of income tax
Applicable tax rate		18.00%
USA
Disclosure of income tax
Applicable tax rate	21.00%		21.00%
European Union | Minimum
Disclosure of income tax
Average taxable profits				0.00%
Temporary solidarity contribution	33.00%
European Union | Maximum
Disclosure of income tax
Average taxable profits				120.00%
Corporate income tax | Australia
Disclosure of income tax
Applicable tax rate		30.00%	30.00%
PRRT | Australia
Disclosure of income tax
Applicable tax rate		40.00%	40.00%